Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Financials Fund	Sep. 29, 2023
Fidelity Advisor Financials Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(14.13%)
Past 5 years	5.06%
Past 10 years	9.97%
Fidelity Advisor Financials Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.30%)
Past 5 years	4.20%
Past 10 years	9.45%
Fidelity Advisor Financials Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.56%)
Past 5 years	3.87%
Past 10 years	8.17%
Fidelity Advisor Financials Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(10.45%)
Past 5 years	5.51%
Past 10 years	9.96%
Fidelity Advisor Financials Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(12.29%)
Past 5 years	5.29%
Past 10 years	9.93%
Fidelity Advisor Financials Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(8.66%)
Past 5 years	6.61%
Past 10 years	10.94%
Fidelity Advisor Financials Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(8.53%)
Since Inception	8.52%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXZ92
Average Annual Return:
Past 1 year	(11.18%)
Past 5 years	6.17%
Past 10 years	11.70%

[1]	AFrom October 2, 2018.